UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08029
Granum Series Trust
(Exact name of registrant as specified in charter)
126 EAST 56TH STREET, NEW YORK, NY 10022
(Address of principal executive offices) (Zip code)
Jonas B. Siegel
126 EAST 56ST STREET, NEW YORK, NY 10022
(Name and address of agent for service)
1-888-547-2686
Registrant’s telephone number, including area code
Date of fiscal year end: October 31, 2007
Date of reporting period: April 30, 2007

Item 1. Report to Stockholders.

SEMI-ANNUAL
REPORT
April 30, 2007

GRANUM

VALUE
FUND

Shareholder Services

1-888-5-GRANUM
(547-2686)

Granum Capital

Management, L.L.C.
Investment Adviser

GRANUM VALUE FUND

May 15, 2007

Dear Shareholders,

Amid market swings and concerns, fundamentals remain strong

General stock market moves resulting from event driven news, both foreign and domestic, have been the focus, and distraction, of many investors and the media so far this year. When the Shanghai Index plunged in late February, followed by a drop in the U.S. stock market, some pundits claimed that a domestic market correction was upon us and would continue for some time. However, by mid-March, the U.S. stock market had recovered and the Shanghai Index had advanced from its low, as did the rest of the Asian markets. As news on the Pacific Basin markets receded from the business page headlines, domestic subprime mortgage-lending (loans to the riskiest borrowers) took its place as a key area of concern. Several subprime mortgage originators or investors in its portfolio went out of business or took large writedowns in their loan portfolios.

For some time, we have been concerned that the exotic structures and loose underwriting standards in the subprime market would result in bad credit performance. As a result, Granum Value Fund has no exposure to subprime mortgage originators or mortgage investors in its portfolio.

Nonetheless, fears by some investors that the credit problems plaguing subprime mortgage originators would spread to other asset classes has, unfortunately, contributed to declines in the prices of some of our housing and mortgage-related holdings.

We disagree with the idea of credit contagion. In our view, most of the credit problems resulted from the excesses particular to the subprime market and not to the lender markets as a whole.

As we noted above, general market news and events often distract people from what should be the key points of focus for investors monitoring their portfolio holdings. That’s why when general market events occur we ask ourselves two important questions: Do we believe the underlying fundamentals of our stocks remain strong? and Do we believe the underlying fundamentals of the U.S. market remains strong?

We are comfortable with the fundamentals of both our stock holdings and the market. As a result, we have taken advantage of stock price declines to add selectively to some of our financial services names.

We remain grateful for the trust you have placed in us. Thank you for investing in Granum Value Fund.

Sincerely,

Walter F. Harrison, III	Lewis M. Eisenberg
Chairman	President

GRANUM VALUE FUND

FUND PERFORMANCE (Unaudited)

    The Standard & Poor’s 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

   This chart assumes an initial gross investment of $10,000 made on 5/01/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ALLOCATION OF PORTFOLIO ASSETS TO INDUSTRIES

April 30, 2007 (Unaudited)

GRANUM VALUE FUND

Expense Example (Unaudited)

April 30, 2007

     As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. Although the Fund does not charge a sales load or transaction fee, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GRANUM VALUE FUND

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06 - 4/30/07

Actual**	$1,000.00	$1,081.80	$12.13

Hypothetical (5% return before expenses)***	1,000.00	1,013.86	11.73

*	Expenses are equal to the Fund’s annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**	Excluding dividends on short positions, your actual cost of investment in the Fund would be $11.51.

***	Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $11.13.

GRANUM VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2007

Shares		Value

	COMMON STOCKS 96.47%

	Banks and Savings & Loans 15.29%
110,000	The Bank of New York Company, Inc.	$4,452,800
54,409	Capital One Financial Corp.	4,040,412
73,200	Dime Bancorp, Inc. Warrants (a)(d)	24,156
14,800	ITLA Capital Corporation	753,468
140,585	Ocwen Financial Corp. (a)	2,004,742
88,560	PFF Bancorp, Inc.	2,492,078
64,750	U.S. Bancorp	2,224,163

		15,991,819

	Broadcasting & Cable 7.31%
49,400	Comcast Corp. (a)	1,304,160
90,908	Liberty Global Inc — Series C (a)	3,037,236
4,503	Liberty Global, Inc. — Class A (a)	161,613
125,600	Liberty Media Holding Corp. (a)	3,143,768

		7,646,777

	Commercial Building 6.71%
105,000	Forest City Enterprises, Inc. — Class A	7,015,050

	Communications Equipment 1.08%
25,800	QUALCOMM, Inc.	1,130,040

	Defense 6.68%
75,000	Alliant Techsystems, Inc. (a)	6,984,750

	Electronics, Instruments & Related Products 1.03%
11,000	Mettler-Toledo International, Inc. (a)	1,073,820

	Energy Services 3.29%
20,300	Bucyrus International, Inc. — Class A	1,273,622
80,500	Massey Energy Company	2,167,865

		3,441,487

	Entertainment & Leisure 3.41%
25,000	Harrah’s Entertainment, Inc.	2,132,500
156,250	Hollywood Media Corp. (a)	739,063
56,056	Lakes Entertainment, Inc. (a)	693,973

		3,565,536

	Financial Services 8.82%
40,000	Fannie Mae	2,356,800
71,200	Radian Group, Inc.	4,137,432
50,800	SLM Corp.	2,734,564

		9,228,796

	Food 1.68%
52,386	Kraft Foods, Inc.	1,753,359

See Notes to the Financial Statements

GRANUM VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2007

Shares		Value

	Health Care 5.22%
99,000	Cyberonics, Inc. (a)	$2,164,140
71,600	Geneva Acquisition Corp. (a)	439,624
53,800	UnitedHealth Group, Inc.	2,854,628

		5,458,392

	Insurance 8.14%
70,500	Everest Re Group, Ltd.	7,095,120
34,500	Willis Group Holdings Limited	1,415,190

		8,510,310

	Pharmaceuticals 1.76%
48,100	Teva Pharmaceutical Industries, Ltd. ADR	1,842,711

	Private Placements 0.01%
215,444	Intertainer Inc Common Stock (Acquired 2/12/99, 5/12/00, 7/15/03; Cost $1,249,875) (a)(b)(c)	7,594
205,178	Intertainer Inc. Series C Convertible Preferred (Acquired 2/12/99, 5/12/00, 7/15/03; Cost $7,233) (a)(b)(c)	7,233

		14,827

	REITS 7.04%
139,150	Anthracite Capital, Inc.	1,614,140
114,585	Redwood Trust, Inc.	5,753,313

		7,367,453

	Residential Building 5.92%
230,000	Pulte Homes, Inc.	6,187,000

	Restaurants 1.31%
136,600	The Smith & Wollensky Restaurant Group, Inc. (a)	1,366,000

	Retailing 0.45%
20,000	Foot Locker, Inc.	475,800

	Telecommunications 4.77%
144,800	Citizens Communications Company	2,254,536
115,300	Corning, Inc. (a)	2,734,916

		4,989,452

	Tobacco Products 4.99%
75,700	Altria Group, Inc.	5,217,244

	Transportation Services 1.56%
41,100	YRC Worldwide, Inc. (a)	1,635,369

	Total Common Stocks (Cost $50,324,967)	$100,895,992

See Notes to the Financial Statements

GRANUM VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2007

Contracts		Value

	PURCHASED OPTIONS 0.04%

126	Financial Select Sector SPDR Put Options Expiration: September, 2007, Exercise Price: $35.00	$8,820
374	Financial Select Sector SPDR Put Options Expiration: September, 2007, Exercise Price: $36.00	35,530

	Total Purchased Options (Cost $74,645)	$44,350

Principal
Amount		Value

	SHORT TERM INVESTMENTS 1.01%

	Variable Rate Demand Notes 1.01%#
$1,055,038	U.S. Bank, N.A., 5.070%, December 31, 2031	$1,055,038

	Total Short Term Investments (Cost $1,055,038)	$1,055,038

	Total Investments (Cost $51,448,569) 97.52%	$101,995,380

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt.

#	Variable rate demand note is considered a short-term obligation and is payable on demand. The interest rate changes periodically on specified dates. The rate listed is as of April 30, 2007.
(a)	Non Income Producing.
(b)	Restricted Security.
(c)	Board Valued Security.
(d)	Represents one Litigation Tracking Warrant (LTW). Each LTW represents the right to purchase a specified amount of Dime Bancorp, Inc. common stock at an exercise price of $0.01 per share.
See Notes to the Financial Statements

GRANUM VALUE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
April 30, 2007

		Market
Shares		Value

32,100	iShares Russell 2000 Index Fund	$2,591,754
25,100	Oil Services Holders Trust	3,929,405
25,000	Retail Holders Trust	2,583,250

	Total Securities Sold Short (Proceeds $8,720,266)	$9,104,409

See Notes to the Financial Statements

GRANUM VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2007

ASSETS:

Investments, at value (Cost $51,448,569)	$101,995,380

Dividends receivable	46,700

Interest receivable	4,672

Receivable from broker for proceeds on securities sold short	11,152,541

Receivable for capital shares sold	196,898

Receivable for Investments sold	1,881,620

Prepaid expenses	64,098

Other assets	28,385

Total assets	115,370,294

LIABILITIES:

Investments sold short, at value (Proceeds $8,720,266)	9,104,409

Payable for capital shares redeemed	88,660

Payable for Investments purchased	1,326,437

Dividends payable on short positions	1,270

Payable to Investment Adviser	72,238

Distribution fees payable	41,383

Shareholder service fees payable	21,452

Accrued expenses and other liabilities	124,194

Total liabilities	10,780,043

NET ASSETS	$104,590,251

NET ASSETS CONSIST OF:

Capital stock	$42,094,106

Accumulated undistributed net investment income	292,254

Accumulated net realized gain (loss) on investments	12,041,223

Net unrealized appreciation on:

Investments	50,546,811

Short positions	(384,143)

Total Net Assets	$104,590,251

Shares of beneficial interest outstanding (unlimited number of shares of beneficial interest authorized, $.001 par value)	2,937,033

Net Asset Value, Offering Price and Redemption Price Per Share	$35.61

See Notes to the Financial Statements

GRANUM VALUE FUND

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Dividend income (net of foreign taxes withheld of $1,322)	$1,187,997

Interest income	380,146

Total investment income	1,568,143

EXPENSES:

Investment advisory fee	389,482

Distribution fees	265,126

Shareholder servicing fees	132,563

Legal fees	203,265

Administration fees	42,030

Transfer agent fees and expenses	26,771

Trustees’ fees and expenses	41,903

Audit fees	9,765

Reports to shareholders	3,764

Insurance expense	25,566

Fund accounting fees	15,898

Custody fees	13,011

Federal and state registration	9,444

Other	6,258

Total operating expenses before dividend expense on short sales	1,184,846

Dividend expense on short sales	59,123

Total operating expenses	1,243,969

NET INVESTMENT INCOME	324,174

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on:

Investments	12,906,472

Change in unrealized depreciation on investments	(4,865,615)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,040,857

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,365,031

See Notes to the Financial Statements

GRANUM VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006

	(Unaudited)

OPERATIONS:

Net investment income	$324,174	$873,544

Net realized gain on investments	12,906,472	13,966,280

Change in unrealized appreciation/(depreciation) on investments	(4,865,615)	(7,249,524)

Net increase in net assets resulting from operations	8,365,031	7,590,300

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Net realized gains on security transactions	(14,715,829)	—

Net Investment Income	(427,370)

Total dividends and distributions	(15,143,199)	—

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	1,175,209	2,153,704

Proceeds from shares issued to holders in reinvestment of dividends	14,527,123	—

Cost of shares redeemed	(11,010,648)	(40,574,285)

Net increase/(decrease) in net assets from capital share transactions	4,691,684	(38,420,581)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(2,086,484)	(30,830,281)

NET ASSETS:

Beginning of period	106,676,735	137,507,016

End of period*	$104,590,251	$106,676,735

* Including undistributed net investment income	$292,254	$395,451

See Notes to the Financial Statements

GRANUM VALUE FUND

FINANCIAL HIGHLIGHTS

			Year Ended October 31,
	Six Months Ended
	4/30/2007		2006		2005		2004		2003		2002

	(Unaudited)
Per share data:(1)

Net asset value, beginning of period	$38.22		$35.83		$32.76		$29.92		$26.36		$28.16

Income from investment operations:

Net investment income (loss)	0.11	(2)	0.30	(2)	(0.09	) (2)	0.13	(2)	(0.22	) (2)	(0.39	) (2)

Net realized and unrealized gain (loss) on investments	2.80		2.09		3.16		2.71		3.85		(1.41)

Total from investment operations	2.91		2.39		3.07		2.84		3.63		(1.80)

Less dividends and distributions:

Dividends from net investment income	(0.16)		—		—		—		—		—

Distributions from net realized gains	(5.36)		—		—		—		(0.07)		—

Total dividends and distributions	(5.52)		—		—		—		(0.07)		—

Net asset value, end of period	$35.61		$38.22		$35.83		$32.76		$29.92		$26.36

Total return	8.18	%(5)	6.67%		9.37%		9.49%		13.80%		(6.39%)

Supplemental data and ratios:

Net assets, end of period (000’s)	$104,590		$106,677		$137,507		$150,604		$147,270		$126,870

Ratio of net expenses to average net assets	2.35	%(3)(6)	2.21	% (3)	3.15	% (3)	2.04	% (3)	2.71	% (3)	3.26	% (3)

Ratio of net investment income (loss) to average net assets	0.61	%(4)(6)	0.68	% (4)	(0.26	%) (4)	0.37	% (4)	(0.83	%) (4)	(1.38	%) (4)

Portfolio turnover rate	13.71	%(5)	14.24%		6.93%		3.82%		17.51%		21.68%

(1)	Information presented relates to a share of beneficial interest of the Fund outstanding for the entire year.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.
(3)	The operating ratio includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended April 30, 2007, October 31, 2006, October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 were 2.23%, 1.83%, 2.83%, 1.87%, 2.50% and 3.11%, respectively.
(4)	The net investment income ratio includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended April 30, 2007, October 31, 2006, October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 were 0.72%, 1.06%, 0.06%, 0.54%, (0.62%) and (1.23%), respectively.
(5)	Not Annualized.
(6)	Annualized.

See Notes to the Financial Statements

GRANUM VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2007 (Unaudited)

1. ORGANIZATION

Granum Value Fund (the “Fund”) is a diversified series of Granum Series Trust (the “Trust”), an open-end management investment company. The Trust is a Delaware statutory trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of the Fund’s financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation – Securities are valued as of the close of regular trading on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of April 30, 2007, fair valued securities represent 0.01% of the Fund’s investments, at value. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

If market quotations do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. The Board of Trustees has also developed procedures which utilize fair value procedures for any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the investment adviser of the Fund holding such assets does not represent fair value. Factors which may cause the investment adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading.

GRANUM VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations may remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the prices of portfolio securities valued by an independent pricing service, or based on market quotations.

b) Restricted Securities – The Fund owns portfolio securities which are unregistered and restricted as to resale, absent registration under the Securities Act of 1933 (the “1933 Act”). These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. If the issuer of the securities registers its securities under the 1933 Act, the Fund has the right to include the securities it holds in any such registration, generally without cost to the Fund. However, if there is no registration of these securities, the Fund has no right to require registration of unregistered securities. At April 30, 2007, the Fund held restricted securities with an aggregate market value of $14,827 representing 0.01% of the net assets of the Fund.

c) Written Option Accounting – The Fund may write put options on stock indices. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated. The Fund did not have any open written option contracts as of April 30, 2007.

d) Purchased Option Accounting – The Fund may purchase put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Schedule of Investments. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

e) Exchange Traded Funds and Other Similar Instruments – Shares of exchange traded funds (“ETFs”) and other similar instruments may be purchased by the Fund. An ETF is an investment company that is registered under the Investment Company Act of 1940 (the “1940 Act”) that holds a portfolio of common stocks designed to track the performance of a particular index.

f) Short Sales – The Fund may effect short sales of shares of ETFs and other similar instruments. When the Fund effects such short sale, it will sell ETF shares (or other instruments) that it does not own in anticipation of

GRANUM VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)

purchasing the same shares (or instruments) in the future at a lower price. The cash proceeds of the short sale will be held by the broker effecting the short sale. The Fund may also engage in short sales of securities “against-the-box.” In these transactions, the Fund sells short securities it owns or has the right to obtain without payment of additional consideration. For financial statement purposes, when the Fund enters into a short sale the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Fund’s receivable from broker for proceeds on securities sold short is with one securities dealer. The Fund does not require the broker to maintain collateral in support of this receivable.

g) Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

h) Federal Income Taxes – No provision for federal income taxes has been recorded since the Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders.

i) Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j) Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis. Interest income includes $322,211 of interest earned on receivables from broker for proceeds on securities sold short.

GRANUM VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)

k) Derivative Instruments – The Fund may utilize derivative instruments including written options, purchased options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment policies and restrictions. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

l) Guarantees and Indemnifications – In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with the service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2006

Shares sold	32,760	59,162
Shares issued to shareholders in reinvestment of distributions	424,026	—
Shares redeemed	(310,853)	(1,106,284)

Net increase (decrease)	145,933	(1,047,122)

Shares outstanding:
Beginning of year	2,791,100	3,838,222

End of year	2,937,033	2,791,100

4. INVESTMENT TRANSACTIONS AND TAX INFORMATION

Purchases and sales of investments, excluding short-term investments, options and short positions, for the six months ended April 30, 2007, were as follows:

Purchases		Sales

U.S.		U.S.
Government	Other	Government	Other

—	$14,558,280	—	$25,109,180

GRANUM VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)

As of October 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$48,606,476

Gross unrealized appreciation	$56,595,601
Gross unrealized depreciation	(2,442,216)

Net unrealized appreciation	$54,153,385

Undistributed ordinary income	$395,451
Undistributed long-term capital gain	14,716,090

Total distributable earnings	$15,111,541

Other accumulated gains/ (losses)	$(9,388)

Total accumulated earnings/ (losses)	$69,274,314

(a)	The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

October 31, 2006		October 31, 2005

Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
Distributions	Distributions	Distributions	Distributions

$—	$—	$—	$—

Net investment income, realized gains and losses, and capital stock for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to real estate investment trust adjustments. Net investment income and capital stock are decreased by $478,093 and $2,372, respectively, and realized gains and losses are increased by $480,465.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser – Granum Capital Management, L.L.C. (the “Adviser”) provides investment advisory services to the Fund pursuant to an investment advisory agreement. The Adviser receives a fee, accrued daily and payable monthly, that consists of two components – a basic monthly fee and a monthly performance fee adjustment. The basic monthly fee is computed at the annual rate of 1.25% of the Fund’s average daily net assets during the current month (“Current Month Net Assets”). The monthly performance fee adjustment is an amount equal to:

GRANUM VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)

(i) an annual percentage rate determined by taking 15% of the positive or negative percentage difference between the investment performance of the Fund and the investment performance of the S&P 500® Index measured over the preceding 12 calendar months (the “Performance Measurement Period”), limited to a rate of not more than +0.75% nor less than -0.75%; (ii) which rate is divided by 12; and (iii) multiplied by the average daily net assets of the Fund during the Performance Measurement Period. The total fee payable for each month (the “Total Advisory Fee”) is the basic fee plus or minus the monthly performance fee adjustment. Assuming that the average net assets of the Fund during the Performance Measurement Period do not exceed Current Month Net Assets, the effective annual percentage rate of the Total Advisory Fee for a particular month will not be more than 2.00% nor less than 0.50% of Current Month Net Assets. However, the effective annual percentage rate of the Total Advisory Fee for a particular month will exceed 2.00% or will be less than 0.50% of Current Month Net Assets if the average net assets of the Fund during the Performance Measurement Period exceed Current Month Net Assets. During the six months ended April 30, 2007, the Fund’s Adviser earned investment advisory fees at an annual rate of 0.73% of average daily net assets after the Monthly Performance Adjustment. The currently effective advisory agreement was approved by the Board of Trustees on March 14, 2005 and by shareholders of the Fund on June 13, 2005, and has an initial term expiring two years from the date of its execution.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Trust has adopted a distribution plan (the “Distribution Plan”). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company (“Mercer”) and Granum Securities, L.L.C. (“Granum Securities”), in consideration of the services they provide in connection with the sale of the Fund’s shares to investors (“Distribution Services”) and for the furnishing of account related services by the Distributors and other securities dealers to shareholders of the Fund (“Shareholder Services”). Shareholder Services provided by the Distributors and other securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund’s average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund’s average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the six months ended April 30, 2007:

	Distribution	Shareholder
	Services	Services

Mercer	$237,283	$118,643
Granum Securities	27,843	13,920

GRANUM VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (continued)

Other – U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.

U.S. Bank, N.A. serves as custodian for the Fund.

6. SECURITIES LENDING

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to lend portfolio securities of the Fund to approved brokers against the receipt of collateral at least equal to the value of the securities loaned. Cash collateral received by the Fund is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that, after predetermined rebates to the brokers, a percentage of the net securities lending income is allocated to the Fund and a percentage is allocated to the custodian. As of April 30, 2007, there were no securities on loan.

7.	NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board the (“FASB”) released Statement of Financial Accounting Standard No. 157 Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 157 and its impact in the financial statements has not yet been determined.

     On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last net asset value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

INFORMATION ABOUT TRUSTEES AND OFFICERS (AS OF APRIL 30, 2007)

The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Officers and Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Officers and Trustees and is available, without charge, upon request by calling 1-888-5-GRANUM (547-2686).

				# of Portfolios
		Term of Office	Principal	in Fund Complex
	Position(s) Held	and Length of	Occupation During	Overseen by Officer
Name, Address and Age	with the Fund	Time Served	Past Five Years	or Trustee

Edwin M. Cooperman 126 East 56th Street 25th Floor New York, NY 10022 [Age: 64]	Independent Trustee	Indefinite term, Since 1998	Chairman of Tutortime Inc., 1997 to November 2001; Chairman, Edmarc Investments, May 1996 to present; Principal, TC Solutions Inc., July 1998 to present.	1

Barry Hamerling 4830 Tallowood Lane Boca Raton, FL 33487 [Age: 61]	Independent Trustee	Indefinite term since 2005	Chief Executive Officer of Premium Ice Cream of America and Premium Salads of America, 1998-Present; Chairman of AYCO Charitable Foundation; Director of Ruters Foundation; Director AXA Premier Mutual Funds and Financial Expert of Audit Committee and member of Nominating Committee.	1

Walter F. Harrison, III* 126 East 56th Street 25th Floor New York, NY 10022 [Age: 63]	Chairman of the Board and Trustee	Indefinite term, Since 1997	Co-Chairman, private investment adviser; Managing Member, Granum Capital Management, L.L.C. January 27, 1997 to present and Granum Securities, L.L.C. since March 7, 1997 to present.	1

Harry P. Kamen 126 East 56th Street 25th Floor New York, NY 10022 [Age: 73]	Independent Trustee	Indefinite term, Since 2003	Retired Chairman and CEO, MetLife, 1993 to 1998; Director, Banco Santander Central Hispanico, 1994 to 2002; Director, Bethlehem Steel, 1993 to 2003; Director, Pfizer, Inc., 1996 to 2003; Director, MetLife, 1992 to 2004; Board of Governors, National Association of Securities Dealers, 1998 to 2004.	1

Paul J. McDonald 2205 Boston Road, N-128 Wilbraham, MA 01095 [Age: 63]	Independent Trustee	Indefinite term, Since 2004	Board Chair, Polytainers, Inc., LLC, 1999 to present; Trustee, CIGNA Mutual Funds, 1995 to 2005; Director, Peoples Bank Holding Company, 2002 to present; Special Adviser to the Board of Directors, Friendly Ice Cream Corporation, 2000 to present; Board President, Springfield Riverfront Development Corp., 2002 to present; Director, F. Schumacher & Company, 2005 to Present.	1

Thaddeus Seymour 1804 Summerfield Rd Winter Park, FL 32792 [Age: 78]	Independent Trustee	Indefinite term, Since 1998	President Emeritus, Professor of English, Rollins College, Winter Park, Florida, 1978 to present.	1

[Additional columns below]

[Continued from above table, first column(s) repeated]

Other
Directorships
Held by Director
Name, Address and Age	or Officer

Edwin M. Cooperman 126 East 56th Street 25th Floor New York, NY 10022 [Age: 64]	None

Barry Hamerling 4830 Tallowood Lane Boca Raton, FL 33487 [Age: 61]	None

Walter F. Harrison, III* 126 East 56th Street 25th Floor New York, NY 10022 [Age: 63]	None

Harry P. Kamen 126 East 56th Street 25th Floor New York, NY 10022 [Age: 73]	None

Paul J. McDonald 2205 Boston Road, N-128 Wilbraham, MA 01095 [Age: 63]	None

Thaddeus Seymour 1804 Summerfield Rd Winter Park, FL 32792 [Age: 78]	None

				# of Portfolios
		Term of Office	Principal	in Fund Complex
	Position(s) Held	and Length of	Occupation During	Overseen by Officer
Name, Address and Age	with the Fund	Time Served	Past Five Years	or Trustee

Lewis M. Eisenberg 126 East 56th Street 25th Floor New York, NY 10022 [Age: 64]	President	Indefinite term, Since 1997	Co-Chairman, private investment adviser; Managing Member, Granum Capital Management, L.L.C. January 27, 1997 to present and Granum Securities, L.L.C. since March 7, 1997 to present.	1

Jonas B. Siegel 126 East 56th Street 25th Floor New York, NY 10022 [Age: 63]	Vice President, Secretary, Treasurer, Chief Financial Officer and Chief Compliance Officer	Indefinite Term, Since 1997	Managing Director and Chief Administrative Officer, private investment adviser, January 1994 to present; Managing Director, Granum Capital Management, L.L.C. January 27, 1997 to present; President of Granum Securities, L.L.C. March 7, 1997 to present.	1

[Additional columns below]

[Continued from above table, first column(s) repeated]

Other
Directorships
Held by Director
Name, Address and Age	or Officer

Lewis M. Eisenberg 126 East 56th Street 25th Floor New York, NY 10022 [Age: 64]	None

Jonas B. Siegel 126 East 56th Street 25th Floor New York, NY 10022 [Age: 63]	None

*	Denotes a trustee who is an “interested person,” as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on December 11, 2006, the Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), unanimously approved the continuance for an additional annual period of the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”), pursuant to which the Adviser provides investment advisory services to the Fund.

In connection with its consideration of this matter, the Board reviewed the Advisory Agreement and considered a variety of factors, including:

     (1) the nature, extent and quality of the services provided by the Adviser;

     (2) the investment performance of the Fund;

     (3) the costs of the services provided by the Adviser and profits realized by the Adviser and its affiliates pursuant to the Advisory Agreement and other relationships with the Fund; and

     (4) the extent to which economies of scale in the costs of providing services have been realized and the benefits of those economies shared with the Fund.

With respect to the nature, extent and quality of the services provided by the Adviser, the Board considered the Adviser’s overall level of operational, investment and compliance-related resources devoted to the Fund. The Board focused on the investment performance of the Fund. Although the Fund’s average annual returns for the one-, three- and five-year periods ended October 31, 2006 trailed the average performance of other mutual funds in the Lipper “Multi-Cap Value” peer group (the “Peer Group”), the Board accorded weight to the fact that, until the past year, the Fund’s long-term performance results exceeded the performance of the Fund’s benchmark, the S&P 500 Index, for various performance measurement periods and had also exceeded average Peer Group performance for various periods. In this regard, the Independent Trustees concluded that the Fund’s recent investment performance should not be viewed in isolation and that, when viewed from a longer term perspective, investment performance has been satisfactory. Based on its review of the information provided and discussions with the representatives of the Adviser at the meeting, the Board also concluded that the Fund was receiving all of the services required from the Adviser under the Advisory Agreement and that these services continue to be of high quality.

With respect to the costs of services provided by the Adviser, the Board considered the amount of fees paid to the Adviser under the Advisory Agreement and, in doing so, considered materials comparing the advisory fees paid by the Fund to the advisory fees of the Peer Group. It was noted that, because the Fund’s advisory fee is adjusted taking into account the performance of the Fund relative to the performance of the S&P 500, the Fund’s advisory fee is currently below the Peer Group median. The Board also compared the advisory fee payable by the Fund to the fees charged by affiliates of the Adviser to other funds with investment strategies similar to that of the Fund.

In addition, the Board considered whether there are economies of scale associated with the Fund’s operations that should be shared with the Fund through a reduction in the advisory fee. In this regard, the Board determined that no such economies currently exist given the general decline in the total assets of the Fund as a result of redemptions of Fund shares over the past two years. The Board also considered the profitability to the Adviser of its relationship with the Fund as reflected by the income statement of the Adviser and concluded that, given the decline in the assets of the Fund and in the dollar amount of fees paid to the Adviser, the Adviser was not realizing excessive profits.

Based on careful consideration of the various factors and information described above, none of which was individually deemed by the Board to be determinative, the Board expressed satisfaction with the nature, extent and quality of services being provided by the Adviser and concluded that the fee payable to the Adviser under the Advisory Agreement is fair and reasonable in light of the overall quality of the various services being provided by the Adviser. Based on this conclusion, the Board and the Independent Trustees, voting separately, unanimously approved the continuance of the Advisory Agreement for an additional annual period.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may view the Fund’s Form N-Q on the SEC’s website at http://www.sec.gov. The filed form may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how proxies relating to the voting of the Fund’s portfolio securities is available without charge upon request by calling toll-free at 1-888-5-GRANUM (547-2686) or by accessing the Fund’s website at www.granumfunds.com and the SEC’s website at www.sec.gov. [Information regarding how proxies relating to the Fund’s portfolio securities were voted during the twelve months ended June 30, 2006 is available after August 31, 2006 on or through the Fund’s website at www.granumfunds.com and on the SEC’s website at www.sec.gov.]

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of

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the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Granum Series Trust

By (Signature and Title)*	/s/ Lewis Eisenberg
Lewis Eisenberg, President

Date 6/21/2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lewis Eisengerg
Lewis Eisenberg, President

Date 6/21/2007

By (Signature and Title)*	/s/ Jonas Siegel
Jonas Siegel, Treasurer

Date 6/21/2007

*	Print the name and title of each signing officer under his or her signature.

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